Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Details of Goodwill Associated with Each Purchase

The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total
Kosciusko Branch	$295,837
Scooba Branch	220,000
Three D Mortgage Company	66,220
CB&T Capital Corporation	2,567,600

Total goodwill	$3,149,657